MATERIAL ACCOUNTING POLICIES (Details)	12 Months Ended
Dec. 31, 2025
Mill
MATERIAL ACCOUNTING POLICIES
Useful life (years)	20 years
Computers and office equipment
MATERIAL ACCOUNTING POLICIES
Rate (in percent)	20.00%
Camp and site infrastructure
MATERIAL ACCOUNTING POLICIES
Useful life (years)	5 years
Heavy machinery and equipment
MATERIAL ACCOUNTING POLICIES
Useful life (years)	5 years